Prepayments for Lease of Land (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments For Lease Of Land [Abstract]
Schedule of prepayments for lease of land
	December 31, 2021	December 31, 2020
Prepayments for lease of land	$434,045	$423,415
Less: accumulated amortization	(80,698)	(55,827)
	$353,347	$367,588